Stock-Based Compensation - Summary of Additional Information about Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share of stock options granted	$ 6.34
Aggregate intrinsic value of stock options exercised (in thousands)
Fair value of stock options vested (in thousands)	$ 51,063